Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company and Konkar Agencies pursuant to the ship-management agreements, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income:

	Six months ended June 30,
	2024	2025
Included in Voyage related costs and commissions
Charter hire commissions	$323	$234

Included in Management fees, related parties
Ship-management Fees	498	686

Included in General and administrative expenses
Administration Fees	961	1,010

Total	$1,782	$1,930